Offerings - Offering: 1	Sep. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,265,000
Proposed Maximum Offering Price per Unit	285
Maximum Aggregate Offering Price	$ 360,525,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 53,213.49
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, CSW Industrials, Inc. (the “Registrant”) initially deferred payment of the registration fee for the Registrant’s Registration Statement on Form
S-3ASR
(File No. 333-281932) filed with the Securities and Exchange Commission on September 4, 2024 (the “Registration Statement). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the Registration Statement.

(2)	Includes the potential issuance of shares of common stock pursuant to the underwriters’ option to purchase up to an additional 165,000 sha re s of the Registrant’s common stock.